Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	The Company’s accounts receivable at March 31, 2024 and September 30, 2023 was as follow:
	March 31, 2024	September 30, 2023
Accounts receivable	$223,728	$168,081
Allowance for credit losses	(27,472)	(29,472)
	$196,256	$138,609
The Company’s accounts receivable at September 30, 2023 and 2022 was as follow:
	September 30, 2023	September 30, 2022
Accounts receivable	$168,081	$419,951
Reserve for doubtful accounts	(29,472)	-
	$138,609	$419,951